CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 102,391,636	$ 99,407,217	$ 86,846,791
Cost of sales	(94,796,037)	(92,936,029)	(82,903,989)
Gross profit	7,595,599	6,471,188	3,942,802
Operating expenses:
Selling and marketing expenses	2,380,429	3,117,906	2,215,651
General and administrative expenses	5,421,575	5,772,710	2,482,972
Asset impairment costs	2,771,019
Research and development costs	987,186	1,234,161	1,123,555
Total operating expenses	11,560,209	10,124,777	5,822,178
Operating loss	(3,964,610)	(3,653,589)	(1,879,376)
Other income (expenses):
Interest expenses	(3,451,665)	(1,196,648)	(1,000,554)
Interest income	109,290	13,733	7,192
Gain on disposal of subsidiary, net			536,612
Income (loss) on investment		50,649	(256,937)
Other income (expense), net	(88,125)	431,438	327,845
Total other expenses, net	(3,430,500)	(700,828)	(385,842)
Loss before income taxes	(7,395,110)	(4,354,417)	(2,265,218)
Income tax recovery	1,340,844	552,146	1,428,202
Net loss	(6,054,266)	(3,802,271)	(837,016)
Net (loss) income attributable to non-controlling interests	(27,147)	2,757	11,402
Net (loss) income attributable to ZK International Group Co., Ltd.	(6,081,413)	(3,799,514)	(825,614)
Net (loss) income	(6,054,266)	(3,802,271)	(837,016)
Other comprehensive income (loss):
Foreign currency translation adjustment	(5,504,385)	2,423,439	2,319,048
Total comprehensive loss	(11,558,651)	(1,378,832)	1,482,032
Comprehensive loss (income) attributable to non-controlling interests	(62,109)	(14,773)	(6,136)
Comprehensive income attributable to ZK International Group Co., Ltd.	$ (11,620,760)	$ (1,393,605)	$ 1,475,896
Basic and diluted earnings (loss) per share
Basic	$ (0.21)	$ (0.17)	$ (0.05)
Diluted	$ (0.21)	$ (0.17)	$ (0.05)
Weighted average number of shares outstanding
Basic	29,305,828	21,873,594	16,558,037
Diluted	29,431,781	22,633,819	16,558,037